Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Cash paid for interest, net of amounts capitalized	$ 360	$ 440	$ 418
Cash paid for income taxes	386	406	235
Non-cash investing and financing activities:
Equipment acquired under capitalized leases	58	13	7
Contingent consideration associated with acquisitions	0	4	56
Continuing Operations [Member]
Supplemental Cash Flow Information [Line Items]
Cash paid for income taxes	294	331	217
Discontinued Operations [Member]
Supplemental Cash Flow Information [Line Items]
Cash paid for income taxes	$ 92	$ 75	$ 18